Business Combinations - Schedule of Fair Values of Identifiable Assets and Liabilities as at Date of Acquisition (Details) - CNY (¥)		12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Business Combinations [Line Items]
Net cash inflows and cash acquired (including in net cash flows used in investing activities)		¥ (121,337,000)	¥ (37,308,000)	¥ (131,312,000)
Rosenkavalier Group
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	¥ 1,073,000
Property, plant and equipment (Note 12)	769,000
Right-of-use assets (Note 24)	2,988,000
Trade receivables	9,671,000
Prepayments, other receivables and other assets	12,151,000
Inventories	2,000
Identifiable intangible assets (Note 13)	26,000,000
Deferred tax assets	537,000
Deferred tax liabilities	(1,472,000)
Trade payables	(188,000)
Due to related parties	(1,261,000)
Lease liabilities	(2,988,000)
Other payables and accruals	(507,000)
Total identifiable net assets at fair value	46,775,000
Goodwill arising on acquisition	237,225,000
Purchase consideration	284,000,000
Issuance of ordinary shares	284,000,000
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	¥ 1,073,000